Acquisitions and Divestiture - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended
	Dec. 31, 2017	Nov. 02, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 08, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Payments for acquisition				$ 4,005	$ 0
Escrow account balance	$ 4,005			$ 0		$ 4,000	$ 0	$ 0
White Wolf
Business Acquisition [Line Items]
Payments for acquisition	116,600
Transaction fees	2,900
Increase (decrease) in asset retirement obligations	1,600
Total consideration transferred in business combination	121,100
Escrow account balance	$ 4,000
Immaterial Business Acquisitions - Texas
Business Acquisition [Line Items]
Total consideration transferred in business combination			$ 6,500
Barnett Shale | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Total consideration transferred in business combination		$ 6,500
Consideration received for disposal		7,100
Gain (loss) on disposal		$ 5,300